Significant Accounting Policies (Table) ( Earnings Per Share)	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
ScheduleOfEarningsPerShareBasicAndDilutedByCommonClassTextBlock
Years ended March 31,	2014	2013	2012
	(In thousands, except per share amounts)
Basic
Net earnings	$13,779	$41,413	$11,256
Deduct preferred stock dividends	23	23	23
Undistributed earnings	13,756	41,390	11,233
Earnings attributable to participating
preferred	438	1,406	382
Earnings attributable to common
shareholders	$13,318	$39,984	$10,851
Weighted average common shares
outstanding	10,747	11,147	11,727
Basic earnings per common share	$1.24	$3.59	$0.93
Diluted
Earnings attributable to common
shareholders	$13,318	$39,984	$10,851
Add dividends on convertible
preferred stock	20	20	20
Earnings attributable to common
stock on a diluted basis	$13,338	$40,004	$10,871
Weighted average common shares
outstanding-basic	10,747	11,147	11,727
Additional shares to be issued related to
the equity compensation plan	5	5	5
Additional shares to be issued under
full conversion of preferred stock	67	67	67
Total shares for diluted	10,819	11,219	11,799
Diluted earnings per share	$1.23	$3.57	$0.92